VegaShares AI Thermal, Cooling & Power Management ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 34.5%	Shares	Value
Industrial Products - 17.7%
Advanced Energy Industries, Inc.	66	$18,273
nVent Electric PLC	72	10,854
Sanyo Denki Co. Ltd.	604	20,916
Vertiv Holdings Co. - Class A	163	42,171
		92,214

Tech Hardware & Semiconductors - 16.8%
Infineon Technologies AG	159	10,396
Monolithic Power Systems, Inc.	10	12,678
Navitas Semiconductor Corp.(a)	1,600	18,544
ON Semiconductor Corp.(a)	60	4,445
Power Integrations, Inc.	117	6,011
Rohm Co. Ltd.	302	9,208
STMicroelectronics NV	157	7,845
Vicor Corp.(a)	100	18,768
		87,895

TOTAL COMMON STOCKS (Cost $204,669)		180,109

SHORT-TERM INVESTMENTS - 19.9%
Money Market Funds - 19.9%	Shares	Value
First American Government Obligations Fund – Class X, 3.58%(b)	104,194	104,194

TOTAL SHORT-TERM INVESTMENTS (Cost $104,194)		104,194

TOTAL INVESTMENTS - 54.4% (Cost $308,863)		$284,303
Other Assets in Excess of Liabilities - 45.6%		238,488
TOTAL NET ASSETS - 100.0%		$522,791

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

VegaShares AI Thermal, Cooling & Power Management ETF
Schedule of Total Return Swaps Contracts
August 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 9.2%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Adda Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	08/13/2033	$14,826	$(285)
Asia Vital Components Co. Ltd.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	08/13/2033	53,877	9,024
AURAS Technology Co. Ltd.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	08/13/2033	42,360	7,314
Chicony Power Technology Co. Ltd.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	08/13/2033	22,647	(26)
Fositek Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	08/13/2033	19,183	4,224
FSP Technology, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	08/13/2033	17,058	(563)
Jentech Precision Industrial Co. Ltd.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	08/13/2033	57,970	15,362
Lite-On Technology Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	08/13/2033	11,951	1,975
Nidec Chaun-Choung Technology Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	08/13/2033	22,770	(72)
Shenzhen Envicool Technology Co. Ltd.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	08/13/2033	26,503	4,808
Sunonwealth Electric Machine Industry Co. Ltd.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	08/13/2033	36,379	6,137
TaiSol Electronics Co. Ltd.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	08/13/2033	17,792	159
							48,057

Net Unrealized Appreciation (Depreciation)							$48,057

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.